Accounting policies (Additional Information) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Accounts receivable, trade and other receivables
Net of provision for doubtful accounts			$ 98
Receivables financing facilities, due for repayment within 1 month			2,633
Government grants
Grant revenue received from PRC municipal government	358		302
Revenue recognition
Sales returns
Income taxes
Penalties and interest incurred related to underpayment of income tax	24		71
Advertising costs
Advertising costs
Shipping and handling
Shipping and handling expense	86		536		327
Research and development costs
Research and development costs	$ 56		$ 175		$ 244
Foreign currency translation
Balance sheet, excluding equity, foreign currency translation		6.12		6.10
Income and cash flow statement foreign currency translation		6.14		6.20		6.31